Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	NEW YORK DAILY TAX FREE INCOME FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000740372
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 26, 2011
Prospectus Date	rr_ProspectusDate	Aug 26, 2011

Class A, B Shares | NEW YORK DAILY TAX FREE INCOME FUND INC
New York Daily Tax Free Income Fund, Inc. Summary of the Fund
:	Investment Objectives

The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

:	Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Class A, B Shares NEW YORK DAILY TAX FREE INCOME FUND INC	Class A Shares	Class B Shares
Sales Charge (Load) Imposed on Purchases	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B Shares NEW YORK DAILY TAX FREE INCOME FUND INC	Class A Shares	Class B Shares
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.20%	none
Other Expenses (includes Administration Fees listed below)	0.39%	0.39%
Administration Fees	0.21%	0.21%
Total Annual Fund Operating Expenses	0.89%	0.69%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A, B Shares NEW YORK DAILY TAX FREE INCOME FUND INC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	91	284	493	1,096
Class B Shares	70	221	384	859

:	Principal Investment Strategies

The Fund intends to achieve its investment objectives by investing principally in short-term, high quality, debt obligations of:

(i)	New York, and its political subdivisions;

(ii)	Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)	other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of  $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund's net assets) in New York Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies, or other financial institutions.

The Fund's investment manager considers the following factors when buying and selling securities for the Fund's portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•   Because the Fund intends to concentrate in New York Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio.

•   Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•   An investment in the Fund should be made with an understanding of the risks that an investment in New York Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state. Risk factors affecting the State of New York are described in "New York Risk Factors" in the Statement of Additional Information.

•   Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's Class A shares'performance from year to year. The table shows the Fund's average annual total return for one, five and ten years and since inception periods for each Class of shares. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield for each Class may be obtained by calling the Fund toll free at (800) 433-1918.

New York Daily Tax Free Income Fund, Inc. - Class A Shares % Total Return Calendar Year End

The year-to-date return for the Class A shares as of June 30, 2011 was 0.00%.

The highest quarterly return for the Class A shares was 0.73% for the quarter ended June 30, 2007; the lowest quarterly return for the Class A shares was 0.00% for the quarter ended June 30, 2011.

Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns - For the periods ended December 31, 2010
Average Annual Total Returns - Class A, B Shares NEW YORK DAILY TAX FREE INCOME FUND INC		Class A Shares	Class B Shares
One Year		none	none
Five Years		1.38%	1.52%
Ten Years		1.16%	1.34%
Since Inception	[1]	2.66%	1.84%
[1]	The inception date for the Class A shares was June 12, 1984, and for the Class B shares was October 10, 1996.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NEW YORK DAILY TAX FREE INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Aug 26, 2011
Class A, B Shares | NEW YORK DAILY TAX FREE INCOME FUND INC | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.39%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
Annual Return 2001	rr_AnnualReturn2001	1.86%
Annual Return 2002	rr_AnnualReturn2002	0.66%
Annual Return 2003	rr_AnnualReturn2003	0.29%
Annual Return 2004	rr_AnnualReturn2004	0.38%
Annual Return 2005	rr_AnnualReturn2005	1.54%
Annual Return 2006	rr_AnnualReturn2006	2.55%
Annual Return 2007	rr_AnnualReturn2007	2.84%
Annual Return 2008	rr_AnnualReturn2008	1.50%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the Class��A shares as of June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.38%
Ten Years	rr_AverageAnnualReturnYear10	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[1]
Class A, B Shares | NEW YORK DAILY TAX FREE INCOME FUND INC | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.39%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.52%
Ten Years	rr_AverageAnnualReturnYear10	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%	[1]
Class A, B Shares | NEW YORK DAILY TAX FREE INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	New York Daily Tax Free Income Fund, Inc. Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading
:	Investment Objectives

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

Expense [Heading]	rr_ExpenseHeading
:	Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading
:	Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to achieve its investment objectives by investing principally in short-term, high quality, debt obligations of:

(i)	New York, and its political subdivisions;

(ii)	Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)	other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of  $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund's net assets) in New York Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies, or other financial institutions.

The Fund's investment manager considers the following factors when buying and selling securities for the Fund's portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund intends to concentrate (i.e., invest 25% or more of the Fund's net assets) in New York Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies, or other financial institutions.

Risk [Heading]	rr_RiskHeading
:	Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•   Because the Fund intends to concentrate in New York Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio.

•   Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•   An investment in the Fund should be made with an understanding of the risks that an investment in New York Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state. Risk factors affecting the State of New York are described in "New York Risk Factors" in the Statement of Additional Information.

•   Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund

•   Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading
:	Risk/Return Bar Chart and Table

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's Class A shares'performance from year to year. The table shows the Fund's average annual total return for one, five and ten years and since inception periods for each Class of shares. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield for each Class may be obtained by calling the Fund toll free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's Class A shares'performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	New York Daily Tax Free Income Fund, Inc. - Class A Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return for the Class A shares as of June 30, 2011 was 0.00%.

The highest quarterly return for the Class A shares was 0.73% for the quarter ended June 30, 2007; the lowest quarterly return for the Class A shares was 0.00% for the quarter ended June 30, 2011.

Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns - For the periods ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Class A shares was June 12, 1984, and for the Class B shares was October 10, 1996.

Advantage Shares | NEW YORK DAILY TAX FREE INCOME FUND INC
ADVANTAGE NEW YORK TAX EXEMPT LIQUIDITY FUND Shares of New York Daily Tax Free Income Fund, Inc. (the "Fund") SUMMARY OF THE FUND
INVESTMENT OBJECTIVES

The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Advantage Shares NEW YORK DAILY TAX FREE INCOME FUND INC Advantage New York Tax Exempt Liquidity Fund Shares
Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Advantage Shares NEW YORK DAILY TAX FREE INCOME FUND INC Advantage New York Tax Exempt Liquidity Fund Shares
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.70%
Other Expenses (includes Administration Fees listed below)	0.34%
Administration Fees	0.21%
Total Annual Fund Operating Expenses	1.34%

Example

This Example is intended to help you compare the cost of investing in the Fund's Advantage Shares with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Advantage Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Advantage Shares NEW YORK DAILY TAX FREE INCOME FUND INC Advantage New York Tax Exempt Liquidity Fund Shares	136	425	734	1,613

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to achieve its investment objectives by investing principally in short-term, high quality, debt obligations of:

(i)	New York, and its political subdivisions;

(ii)	Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)	other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of  $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund's net assets) in New York Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies, or other financial institutions.

The Fund's investment manager considers the following factors when buying and selling securities for the Fund's portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

PRINCIPAL RISKS
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•

Because the Fund intends to concentrate in New York Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio.

•

Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•

An investment in the Fund should be made with an understanding of the risks that an investment in New York Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state. Risk factors affecting the State of New York are described in "New York Risk Factors" in the Statement of Additional Information.

•

Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

RISK/RETURN BAR CHART AND TABLE

The following performance information provides some indication of the risks of investing in the Advantage Shares. The bar chart shows changes in the Advantage Shares' performance from year to year. The table shows the average annual total returns of the Fund's Advantage Shares for the last one year, five year and since inception periods. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield for the Advantage Shares may be obtained by calling the Fund toll-free at (800) 433-1918.

New York Daily Tax Free Income Fund, Inc. - Advantage Shares % Total Return Calendar Year End

The year to date return for the Advantage Shares as of June 30, 2011 was 0.00%.

The highest quarterly return for the Advantage Shares was 0.68% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2010.

Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.

Average Annual Total Returns - Advantage Shares For the periods ended December 31, 2010
Average Annual Total Returns -		Advantage Shares NEW YORK DAILY TAX FREE INCOME FUND INC Advantage New York Tax Exempt Liquidity Fund Shares
One Year		0.01%
Five Years		1.28%
Since Inception	[1]	1.03%
[1]	The inception date for the Advantage Shares was November 22, 2002.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NEW YORK DAILY TAX FREE INCOME FUND INC
Prospectus Date	rr_ProspectusDate	Aug 26, 2011
Advantage Shares | NEW YORK DAILY TAX FREE INCOME FUND INC | Advantage New York Tax Exempt Liquidity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.34%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
Annual Return 2003	rr_AnnualReturn2003	0.22%
Annual Return 2004	rr_AnnualReturn2004	0.32%
Annual Return 2005	rr_AnnualReturn2005	1.40%
Annual Return 2006	rr_AnnualReturn2006	2.41%
Annual Return 2007	rr_AnnualReturn2007	2.66%
Annual Return 2008	rr_AnnualReturn2008	1.33%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year to date return for the Advantage Shares as of June��30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%	[1]
Advantage Shares | NEW YORK DAILY TAX FREE INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVANTAGE NEW YORK TAX EXEMPT LIQUIDITY FUND Shares of New York Daily Tax Free Income Fund, Inc. (the "Fund") SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund's Advantage Shares with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Advantage Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to achieve its investment objectives by investing principally in short-term, high quality, debt obligations of:

(i)	New York, and its political subdivisions;

(ii)	Puerto Rico, Guam and other United States Territories, and their political subdivisions; and

(iii)	other states.

These debt obligations, including Participation Certificates therein, are collectively referred to throughout this Prospectus as Municipal Obligations.

The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of  $1.00 per share. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund intends to concentrate (i.e., invest 25% or more of the Fund's net assets) in New York Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies, or other financial institutions.

The Fund's investment manager considers the following factors when buying and selling securities for the Fund's portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund intends to concentrate (i.e., invest 25% or more of the Fund's net assets) in New York Municipal Obligations and Industrial Revenue Bonds, including Participation Certificates therein. Participation Certificates evidence ownership of an interest in the underlying Municipal Obligations and are purchased from banks, insurance companies, or other financial institutions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•

Because the Fund intends to concentrate in New York Municipal Obligations, including Participation Certificates, investors should also consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio.

•

Because the Fund may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•

An investment in the Fund should be made with an understanding of the risks that an investment in New York Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their payment obligations. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state. Risk factors affecting the State of New York are described in "New York Risk Factors" in the Statement of Additional Information.

•

Because the Fund reserves the right to invest up to 20% of its net assets in taxable securities, investors should understand that some of the income generated by the Fund may be subject to taxation including the federal alternative minimum tax.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund's shares and the securities held by the Fund can each decline in value.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	RISK/RETURN BAR CHART AND TABLE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Advantage Shares. The bar chart shows changes in the Advantage Shares' performance from year to year. The table shows the average annual total returns of the Fund's Advantage Shares for the last one year, five year and since inception periods. While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future. The current 7-day yield for the Advantage Shares may be obtained by calling the Fund toll-free at (800) 433-1918.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Advantage Shares. The bar chart shows changes in the Advantage Shares' performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Fund's past performance is not an indicator of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	New York Daily Tax Free Income Fund, Inc. - Advantage Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year to date return for the Advantage Shares as of June 30, 2011 was 0.00%.

The highest quarterly return for the Advantage Shares was 0.68% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2010.

Participating Organizations may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns - Advantage Shares For the periods ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918

[1]	The inception date for the Advantage Shares was November 22, 2002.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 26, 2011